Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2023
Significant accounting policies
Basis of preparation

(a)Basis of preparation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated balance sheet as of December 31, 2022 was derived from the audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Group as of and for the year ended December 31, 2022.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of September 30, 2023, the results of operations and cash flows for the nine months ended September, 2022 and 2023, have been made.

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods. Significant accounting estimates include, but not limited to, estimate of breakage for points that will not be redeemed, the fair value of share-based compensation awards, and the impairment of leased hotels long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousands except share data and per share data, or otherwise noted.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. ASU 2016-13 was further amended in November 2019 by ASU 2019-10. The Group adopted the guidance on January 1, 2023, using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit as of the effective date to align the Group’s current processes for establishing an allowance for credit losses with the new guidance. Upon adoption, the Group recorded an adjustment of RMB1,028 (net of related impact on deferred taxes) to opening accumulated deficit related to the credit allowance for accounts receivable and prepayments and other current assets. The adoption of ASU 2016-13 did not have a material impact on the condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805) — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). It requires issuers to apply ASC 606 Revenue from Contracts with Customers to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination. The Group adopted the new standard on January 1, 2023, and the adoption did not have a material impact on the condensed consolidated financial statements.

Convenience translation

(b)Convenience translation

Translations of balances in the unaudited condensed consolidated financial statements from RMB into United States dollars (“USD”) as of and for the nine months ended September 30, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2960 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on September 30, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2023, or at any other rate.

Risks and concentration

(c)Risks and concentration

(1)Foreign exchange risk

As the Group’s principal activities are carried out in the PRC, the Group’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Group during the reporting periods.

(2)Concentration of credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, short-term investments, prepayments and other current assets, accounts receivable and amounts due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments and other current assets.

Accounts receivable are unsecured and are primarily derived from revenue earned from manachised hotels. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Amounts due from related parties are unsecured and are derived from the hotel reservation payment collected by the related parties on behalf of the Group. The Group believes that it is not exposed to unusual risks as the related parties are reputable travel agencies.